MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW
AMY.LATKIN@MUTUALOFAMERICA.COM

June 13, 2019

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Variable Insurance Portfolios, Inc. (the “Registrant”)

Notice of Registration on Form N-8A

Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Contemporaneously herewith, the above named Registrant is filing a Notice of Registration on Form N-8A and an Initial Registration Statement on Form N-1A for Mutual of America Variable Insurance Portfolios, Inc. (the “VIP Portfolios”), a new series management investment company. The Portfolios are intended to serve as investments under contracts issued by the Separate Accounts of Mutual of America Life Insurance Company (the “Company”) and a formerly affiliated life insurance company.

The Company filed a substitution application (Account number: 0001193125-19-147433, under the 1940 Act, File number: 812-15033) with the Securities and Exchange Commission on May 15, 2019, for an order permitting the Company to substitute the shares of 27 existing funds of Mutual of America Investment Corporation (the “Investment Corporation Funds”) with shares of 26 funds of the VIP Portfolios with respect to certain contracts issued by Separate Account No. 2 and certain variable universal life insurance policies issued by Separate Account No. 3, as well as contracts issued by a former affiliate.

Each existing Investment Corporation Fund and its corresponding replacement VIP Portfolio have identical investment objectives, strategies, and risks; identical fee structures; and the same investment adviser, Mutual of America Capital Management LLC. Shares of the Investment Corporation Composite Fund will be substituted with shares of the Variable Insurance Portfolio Moderate Allocation Portfolio, which has similar investment objectives, investment allocation and lower expenses.

The Prospectus and Statement of Additional Information included in the Initial Registration Statement are based upon those of the corresponding Investment Corporation Funds, which were most recently reviewed by the Staff in connection with a Rule 485(a) update filing in 2018. If you would find it helpful in your review of the Initial Registration Statement, please contact us so that we can provide you with a prospectus and SAI marked to show changes from the Investment Corporation Funds May 1, 2019 update to its Registration Statement. You can reach me at the above telephone number, or my colleague, Scott Rothstein at 212-224-1530. We appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel